Investments Under Resale Agreements and Obligations Under Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of repurchase and reverse repurchase agreements [text block] [Abstract]
Schedule of receivables from repurchase agreements and security borrowing
	Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Instruments issued by the Chilean Governments and Central Bank of Chile
Central Bank bonds	11,184	—	—	—	—	—	—	—	—	—	—	—	11,184	—
Central Bank promissory notes	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments issued by the Chilean Government and Central Bank	18,459	10,006	—	—	—	—	—	—	—	—	—	—	18,459	10,006
Subtotal	29,643	10,006	—	—	—	—	—	—	—	—	—	—	29,643	10,006
Other Instruments issued in Chile
Deposit promissory notes from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Mortgage bonds from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Bonds from domestic banks	15,407	—	—	—	—	—	—	—	—	—	—	—	15,407	—
Deposits in domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Bonds from other Chilean companies	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments issued in Chile	57,007	29,089	29,393	20,591	10,879	16,721	—	—	—	—	—	—	97,279	66,401
Subtotal	72,414	29,089	29,393	20,591	10,879	16,721	—	—	—	—	—	—	112,686	66,401
Instruments issued by foreign institutions
Instruments from foreign governments or Central Bank	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total	102,057	39,095	29,393	20,591	10,879	16,721	—	—	—	—	—	—	142,329	76,407

Schedule of payables by selling financial instruments and security repurchase commitment
	Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 m nths		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Instruments issued by the Chilean Governments and Central Bank of Chile
Central Bank bonds	7,301	—	—	—	—	—	—	—	—	—	—	—	7,301	—
Central Bank promissory notes	9,067	183,083	—	—	—	—	—	—	—	—	—	—	9,067	183,083
Other instruments issued by the Chilean Government and Central Bank	—	47,763	—	—	—	—	—	—	—	—	—	—	—	47,763
Subtotal	16,368	230,846	—	—	—	—	—	—	—	—	—	—	16,368	230,846
Other Instruments issued in Chile
Deposit promissory notes from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Mortgage bonds from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Bonds from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Deposits in domestic banks	280,696	57,648	8,583	43	—	—	—	—	—	—	—	—	289,279	57,691
Bonds from other Chilean companies	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments issued in Chile	1,647	380	—	—	1,440	—	—	—	—	—	—	—	3,087	380
Subtotal	282,343	58,028	8,583	43	1,440	—	—	—	—	—	—	—	292,366	58,071
Instruments issued by foreign institutions
Instruments from foreign governments or central bank	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments issued by foreign	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total	298,711	288,874	8,583	43	1,440	—	—	—	—	—	—	—	308,734	288,917